Note G - Pensions and Other Postretirement Benefits (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Retirees Age 65 And Over [Member] Defined Benefit Postretirement Health Coverage [Member]	Dec. 31, 2013 Retirees Under Age 65 [Member] Defined Benefit Postretirement Health Coverage [Member]	Dec. 31, 2013 One Percentage Point Change in Assumed Rate of Return [Member]	Dec. 31, 2013 One Percentage Point Increase in Discount Rate [Member]	Dec. 31, 2013 One Percentage Point Decrease in Discount Rate [Member]	Dec. 31, 2013 Equity Securities [Member]	Dec. 31, 2013 Fixed Income Securities [Member]	Dec. 31, 2013 Alternative Investments [Member]	Dec. 31, 2013 Cash and Cash Equivalents [Member]	Dec. 31, 2013 Defined Contribution Pension [Member]	Dec. 31, 2012 Defined Contribution Pension [Member]	Dec. 31, 2011 Defined Contribution Pension [Member]	Dec. 31, 2013 Minimum [Member] Pension Plan, Defined Benefit [Member]	Dec. 31, 2013 Maximum [Member] Pension Plan, Defined Benefit [Member]
Note G - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount													$ 1,340,000	$ 1,220,000	$ 1,000,000
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate				0.00%	5.00%
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	3,000,000	4,200,000	2,900,000
Unrecognized Actuarial Gain (Loss) in Excess of Benefit Obligation, Percentage		10.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum									20.00%	50.00%	0.00%	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum									40.00%	70.00%	12.00%	10.00%
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year																4,000,000	5,000,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components		223,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation		1,650,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components		209,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		1,530,000
Defined Benefit Plan Effect On Pension Expense						$ 738,000	$ 1,500,000	$ 1,800,000